Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
U.S. Federal income tax rate	34.00%	34.00%	34.00%
Interest or penalties related to income tax	$ 0	$ 0
Accrual for uncertain tax positions	$ 0